Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Assets
Cash & cash equivalents	$ 316,604	$ 123,040	$ 143,041	$ 143,351
Accounts receivable, net of allowance for doubtful accounts of $10,242 and $10,113 at March 31, 2014 and December 31, 2013, respectively	141,384	140,525
Inventories	79,870	89,618
Prepaid expenses & other current assets	21,347	30,056
Total current assets	559,205	383,239
Property, plant & equipment, net	135,743	139,670		100,391
Goodwill	1,001,748	1,002,886
Intangible assets, net	665,577	683,004
Other assets	31,957	33,089
Total assets	2,394,230	2,241,888		1,233,917
Liabilities & Stockholders' Equity
Accounts payable	54,230	56,156
Accrued salaries, wages and employee benefits	13,426	22,656
Current installments of long-term debt	7,911	7,958
Accrued income taxes payable	4,656	6,610
Accrued expenses and other current liabilities	26,903	26,040
Total current liabilities	107,126	119,420
Long-term debt	742,327	744,291
Long-term retirement benefits, less current portion	21,532	25,129
Long-term deferred income taxes	135,287	138,273		49,411
Long-term contingent consideration	47,800	34,800
Other long-term liabilities	36,127	30,387
Total liabilities	1,090,199	1,092,300
Redeemable 401(k) plan interest		20,972
Stockholders' Equity
Preferred shares (2,000,000 designated as Series A), 5,000,000 shares authorized, 2,000,000 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	20
Common shares, $0.01 par value (effective January 23, 2014), 200,000,000 shares authorized, 120,239,236 and 103,571,941 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	1,182
Additional paid-in capital	1,401,673	1,212,038
Accumulated deficit	(201,639)	(194,222)
Accumulated other comprehensive income	5,484	14,779
Total stockholders equity	1,206,720	1,032,595
Non-controlling interests	97,311	96,021
Total equity	1,304,031	1,128,616	270,688	272,437
Total liabilities, redeemable 401(k) plan interest and stockholders' equity	$ 2,394,230	$ 2,241,888